Annual Total Returns - Balanced Portfolio [BarChart] - 02.28 VIP Balanced Portfolio Initial, Service, Service 2 PRO-14 - Balanced Portfolio - VIP Balanced Portfolio-Initial VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(3.61%)
Annual Return 2012	15.07%
Annual Return 2013	19.66%
Annual Return 2014	10.26%
Annual Return 2015	0.59%
Annual Return 2016	7.26%
Annual Return 2017	16.43%
Annual Return 2018	(4.22%)
Annual Return 2019	24.51%
Annual Return 2020	22.39%